UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

High Income Portfolio                                                                                                                              as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 3.4% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.9%
Hit Entertainment, Inc., Term Loan, 10.95%, Maturing 2/5/13	$9,180,000	$9,266,062
		$9,266,062
Building Materials — 0.6%
Masonite International, Term Loan, 11.00%, Maturing 10/6/06	7,000,000	6,696,669
		$6,696,669
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 8.85%, Maturing 6/30/12	3,500,000	3,500,000
		$3,500,000
Paper — 1.6%
Georgia Pacific Corp., Term Loan, 8.30%, Maturing 12/23/13	16,800,000	16,965,749
		$16,965,749
Total Senior, Floating Rate Interests (identified cost $36,563,275)		$36,428,480

Corporate Bonds & Notes — 88.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,015	$2,090,562
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	937,337
		$3,027,899
Air Transportation — 0.9%
American Airlines, 7.80%, 10/1/06	7,968	7,982,940
Continental Airlines, 7.033%, 6/15/11	2,054	2,022,818
		$10,005,758
Automotive & Auto Parts — 5.8%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	2,675	2,701,750
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,173,112
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,187,647
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,759,708
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,147,766
Ford Motor Credit Co., Variable Rate, 8.149%, 11/2/07	11,690	11,709,020
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,241,270
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,096,125
General Motors Acceptance Corp., 6.125%, 9/15/06	2,325	2,324,110
General Motors Acceptance Corp., 7.00%, 2/1/12	470	455,442
General Motors Acceptance Corp., 8.00%, 11/1/31	10,250	10,079,030

Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	$4,960	$5,431,200
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	2,957,587
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,350,845
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,651,212
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,811	19,055
Visteon Corp., Sr. Notes, 7.00%, 3/10/14	880	721,600
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	2,048,875
		$62,055,354
Broadcasting — 1.5%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,200	2,337,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	7,400	8,306,500
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,180	5,809,200
		$16,453,200
Building Materials — 2.9%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,745	2,937,150
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.329%, 6/15/12	3,749	3,767,745
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	767,350
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,574,437
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	8,660	8,140,400
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	1,984,575
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (3)	3,515	3,427,125
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	8,095	8,459,275
		$31,058,057
Cable/Satellite TV — 3.6%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	3,555	2,053,012
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	7,585	4,399,300
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.62%, 4/1/09	2,440	2,610,800
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,226,900
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,100	1,131,625
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,281
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	207,306
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,913,550
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	3,065	3,264,225
NTL Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,570	1,597,475
		$38,419,474
Capital Goods — 3.7%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	7,765	8,386,200
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	6,965	6,808,287

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	$5,575	$5,902,531
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (3)	2,370	2,455,912
Dresser, Inc., 10.125%, 4/15/11	8,975	9,154,500
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	639,065
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	1,745	1,893,325
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	2,583	2,208,465
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	2,612	2,213,670
		$39,661,955
Chemicals — 4.8%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	3,783	4,080,911
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,720,025
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	5,205	5,621,400
Hexion U.S. Finance/Nova Scotia Finance, 9.00%, 7/15/14	2,130	2,188,575
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,660,000
Ineos Group Holdings PLC, 8.50%, 2/15/16 (3)	8,595	8,100,787
Koppers, Inc., 9.875%, 10/15/13	41	44,587
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,279,687
Nova Chemicals Corp., Senior Notes, Variable Rate, 8.405%, 11/15/13	2,325	2,359,875
OM Group, Inc., 9.25%, 12/15/11	10,260	10,670,400
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	732,737
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,665	3,958,200
PQ Corp., 7.50%, 2/15/13	1,305	1,259,325
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,625,400
		$51,301,909
Consumer Products — 1.0%
Fedders North America, Inc., 9.875%, 3/1/14	2,707	2,165,600
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,367,100
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.23%, 10/15/13 (3)	915	942,450
Nutro Products, Inc., Sr. Sub. Notes, 10.75%, 4/15/14 (3)	1,370	1,435,075
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	1,305	1,360,462
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14 (3)	1,855	1,785,437
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,415	1,554,731
		$10,610,855
Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,425	3,185,250
Pliant Corp. (PIK), 11.625%, 6/15/09 (4)	2,920	3,187,201
		$6,372,451

Diversified Financial Services — 0.6%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$745	$769,212
Residential Capital Corp., Sub. Notes, Variable Rate, 7.337%, 4/17/09 (3)	5,710	5,707,813
		$6,477,025

Diversified Media — 3.3%
Advanstar Communications, Inc., 10.75%, 8/15/10	8,745	9,422,825
Affinion Group, Inc., 10.125%, 10/15/13 (3)	1,125	1,158,750
Affinion Group, Inc., Sr. Sub. Notes, 11.50%, 10/15/15 (3)	1,580	1,591,850
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,117,691
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,151,300
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,290,800
		$35,733,216
Energy — 6.8%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14 (3)	3,185	3,216,850
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,355,750
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	813,050
El Paso Corp., Sr. Notes, 9.625%, 5/15/12 (3)	2,880	3,168,000
El Paso Production Holding Co., 7.75%, 6/1/13	630	643,387
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,823,250
Giant Industries, 8.00%, 5/15/14	2,845	2,845,000
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,453,250
Kinder Morgan Finance Co., 5.35%, 1/5/11	3,325	3,110,574
Northwest Pipeline Corp., 8.125%, 3/1/10	825	858,000
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,225	1,267,875
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	724,850
Petrobras International Finance Co., 7.75%, 9/15/14	670	723,600
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13 (3)	9,200	9,453,000
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,486,529
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,322,750
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08 (4)	4,602	4,849,357
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)	3,065	3,095,650
Sesi, LLC, Sr. Notes, 6.875%, 6/1/14 (3)	700	682,500
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,274,102
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (3)	2,205	2,249,100
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,269,675
United Refining Co., Sr. Notes, 10.50%, 8/15/12	5,960	6,317,600
VeraSun Energy Corp., 9.875%, 12/15/12 (3)	3,555	3,803,850
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,372,525
		$73,180,074

Entertainment/Film — 1.0%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,139,712
AMC Entertainment, Inc., Variable Rate, 9.42%, 8/15/10	695	720,194
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	5,353,425
		$11,213,331
Environmental — 1.1%
Aleris International, Inc., 9.00%, 11/15/14	2,968	3,353,840
Aleris International, Inc., 10.375%, 10/15/10	2,895	3,177,262
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	5,390	5,524,750
		$12,055,852
Food & Drug Retail — 1.3%
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.50%, 8/1/14	905	849,569
Rite Aid Corp., 6.125%, 12/15/08 (3)	8,975	8,773,062
Rite Aid Corp., 7.125%, 1/15/07	1,705	1,713,525
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,466,319
		$13,802,475
Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	6,270	5,329,500
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	3,958,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	6,060	5,969,100
		$15,257,100
Gaming — 6.0%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	1,480	1,424,500
Chukchansi EDA, Sr. Notes, Variable Rate, 8.78%, 11/15/12 (3)	3,320	3,394,700
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	942	777,473
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	5,505	5,780,250
Galaxy Entertainment Finance, Variable Rate, 10.42%, 12/15/10 (3)	2,800	2,947,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)	2,385	2,534,062
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	3,910,650
Kerzner International Ltd., Sr. Sub. Notes, 6.75%, 10/1/15	570	602,775
Majestic HoldCo, LLC, 0.00%, 10/15/11 (3)	1,620	1,215,000
Majestic Star Casino, LLC, 9.50%, 10/15/10	1,825	1,898,000
Majestic Star Casino, LLC, 9.75%, 1/15/11 (3)	2,715	2,687,850
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,609,250
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,760,781
San Pasqual Casino, 8.00%, 9/15/13 (3)	3,740	3,777,400
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,038,125
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	11,250	10,856,250
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	2,825	2,895,625
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (3)	10,347	10,993,687
		$64,103,378

Healthcare — 4.9%
Accellent, Inc., 10.50%, 12/1/13	$5,150	$5,330,250
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,530	4,711,200
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,270	3,042,375
Encore Medical IHC, Inc., 9.75%, 10/1/12	3,230	3,553,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,622,125
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (3)	2,855	2,897,825
National Mentor, Inc., Sr. Sub. Notes, 11.25%, 7/1/14 (3)	2,230	2,280,175
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,352,225
Service Corp. International, Sr. Notes, 8.00%, 6/15/17 (3)	1,240	1,164,050
Tenet Healthcare Corp., Sr. Notes, 6.50%, 6/1/12	1,160	986,000
Tenet Healthcare Corp., Sr. Notes, 9.25%, 2/1/15 (3)	105	97,125
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	2,235	2,232,206
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13	2,665	2,558,400
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,784,925
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,921,500
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,737,937
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,137,312
		$52,408,630
Homebuilders/Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15	955	754,450
		$754,450
Hotels — 0.2%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 9.57%, 6/1/11	1,660	1,711,875
		$1,711,875
Leisure — 3.1%
HRP Myrtle Beach Capital Corp., Sr. Notes, PIK, 14.50%, 4/1/14	2,462	2,535,911
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (3)	2,315	2,326,575
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.818%, 4/1/12 (3)	3,985	3,975,037
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	5,295	4,831,687
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	10,675	11,609,063
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.899%, 5/1/10	7,745	7,996,713
		$33,274,986
Metals/Mining — 0.6%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,777,388
Novelis, Inc., Sr. Notes, 8.00%, 2/15/15 (3)	5,040	4,901,400
		$6,678,788

Paper — 2.3%
Abitibi-Consolidated, Inc., 6.95%, 4/1/08	$2,005	$1,989,963
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,623,150
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,314,800
NewPage Corp., 10.00%, 5/1/12	4,245	4,425,413
NewPage Corp., Variable Rate, 11.399%, 5/1/12	1,655	1,795,675
Stone Container Corp., 7.375%, 7/15/14	2,630	2,353,850
		$24,502,851
Publishing/Printing — 2.5%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	6,219	5,838,086
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,594,813
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	801,050
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	8,720	9,079,700
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,045,619
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	2,480	2,263,000
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	4,470	4,078,875
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16	2,795	2,798,494
		$27,499,637
Railroad — 0.9%
Kansas City Southern Railway, 9.50%, 10/1/08	1,095	1,152,488
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,458,375
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	2,022,150
		$9,633,013
Restaurants — 0.5%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13 (3)	3,020	3,457,900
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14 (3)	2,480	2,393,200
		$5,851,100
Services — 4.1%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14 (3)	3,235	3,259,263
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16 (3)	4,495	4,562,425
Hertz Corp., Sr. Notes, 8.875%, 1/1/14 (3)	11,255	11,789,613
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16 (3)	875	955,938
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	1,220	1,198,650
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	2,545	2,354,125
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,283,600
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,804,975
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12 (3)(4)	4,410	4,521,540
United Rentals North America, Inc., 6.50%, 2/15/12	400	380,000
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,268,000
		$44,378,129

Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,240,087
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14 (3)	5,020	5,220,800
		$8,460,887
Super Retail — 3.1%
Autonation, Inc., Variable Rate, 7.507%, 4/15/13 (3)	1,595	1,618,925
GameStop Corp., 8.00%, 10/1/12	15,065	15,366,300
GameStop Corp., Variable Rate, 9.383%, 10/1/11	4,515	4,729,463
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,150	1,152,875
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,130,163
Neiman Marcus Group, Inc., 10.375%, 10/15/15	3,700	3,945,125
		$32,942,851
Technology — 2.6%
Activant Solutions, Inc., 9.50%, 5/1/16 (3)	1,130	1,073,500
Avago Technologies Finance, Sr. Notes, 10.125%, 12/1/13 (3)	1,555	1,640,525
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	1,545	1,606,800
Sungard Data Systems, Inc., 9.125%, 8/15/13	5,060	5,192,825
Sungard Data Systems, Inc., 10.25%, 8/15/15	3,610	3,677,688
Sungard Data Systems, Inc., Variable Rate, 9.431%, 8/15/13	1,170	1,222,650
UGS Corp., 10.00%, 6/1/12	12,660	13,688,625
		$28,102,613
Telecommunications — 9.0%
AirGate PCS, Inc., Variable Rate, 9.257%, 10/15/11	1,350	1,387,125
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	7,978,825
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	4,105	4,351,300
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	2,600	2,723,500
Intelsat Bermuda Ltd., 9.25%, 6/15/16 (3)	3,770	3,873,675
Intelsat Bermuda Ltd., Sr. Notes, 11.25%, 6/15/16 (3)	6,185	6,277,775
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 10.484%, 1/15/12	7,410	7,558,200
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	15,905	14,990,463
IWO Holdings, Inc., 14.00%, 1/15/11 (2)	7,490	0
IWO Holdings, Inc., Variable Rate, 9.257%, 1/15/12	675	700,313
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	125	125,938
New Skies Satellites NV, Sr. Notes, Variable Rate, 10.414%, 11/1/11	3,265	3,387,438
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	6,015	6,436,050
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,261,838
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	7,692,850
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	710	711,775
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,563,338
Qwest Corp., Sr. Notes, Variable Rate, 8.579%, 6/15/13	685	736,375
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	393,300

Rogers Wireless, Inc., Variable Rate, 8.454%, 12/15/10	$3,870	$3,986,100
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,030	2,116,275
U.S. West Communications, Debs., 7.20%, 11/10/26	585	546,975
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,462,138
Windstream Corp., Sr. Notes, 8.125%, 8/1/13 (3)	3,325	3,474,625
Windstream Corp., Sr. Notes, 8.625%, 8/1/16 (3)	6,645	6,944,025
		$96,680,216
Textiles/Apparel — 3.7%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	2,245	2,188,875
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,110	1,143,300
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,667,500
Levi Strauss & Co., Sr. Notes, Variable Rate, 10.258%, 4/1/12	5,320	5,479,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,640,550
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,325	3,275,125
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,346,625
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,723,450
Quiksilver, Inc., 6.875%, 4/15/15	470	437,100
Russell Corp., 9.25%, 5/1/10	1,155	1,212,750
		$40,114,875
Transportation Ex Air/Rail — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	1,785	1,557,413
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	2,900,833
		$4,458,246
Utilities — 2.6%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	2,030	2,182,250
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	484,420
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,585	1,711,800
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,434	2,654,637
Dynegy Holdings, Inc., 8.375%, 5/1/16 (3)	2,320	2,291,000
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	3,205	2,820,400
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,372,138
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,520,938
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,145	2,102,100
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,447,275
		$27,586,958
Total Corporate Bonds & Notes (identified cost $930,649,784)		$945,829,468

Convertible Bonds — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35 (3)	$3,890	$3,821,925
		$3,821,925
Broadcasting — 0.4%
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,134,750
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	919,856
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	2,450	1,901,812
		$3,956,418
Gaming — 0.2%
Kerzner International Ltd., 2.375%, 4/15/24 (3)	1,570	2,168,563
		$2,168,563
Total Convertible Bonds (identified cost, $10,323,600)		$9,946,906

Common Stocks — 1.3%

Security	Shares	Value
Gaming — 0.7%
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc. (5)	409,960	7,473,571
		$7,580,921
Healthcare — 0.1%
Triad Hospitals, Inc. (5)	38,152	$1,486,784
		$1,486,784
Leisure — 0.0%
HRP, Class B (4)	2,375	24
		$24
Restaurants — 0.0%
New World Restaurant Group, Inc.	1,218	5,755
		$5,755
Utilities — 0.5%
Mirant Corp. (5)	191,920	5,094,516
		$5,094,516
Total Common Stocks (identified cost $11,424,972)		$14,168,000

Convertible Preferred Stocks — 1.4%

Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$5,975,332
Chesapeake Energy Corp., 5.00% (3)	14,401	1,544,507
		$7,519,839
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	7,746,766
		$7,746,766
Total Convertible Preferred Stocks (identified cost $13,591,829)		$15,266,605

Miscellaneous — 0.0%

Utilities — 0.0%
Mirant Corp., Escrow Certificate (3)(4)	1,440,000	$21,600
Mirant Corp., Escrow Certificate (4)	3,200,000	48,000
		$69,600
Total Miscellaneous (identified cost $0)		$69,600

Warrants — 0.3%

Cable/Satellite TV — 0.1%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	3,370	$232,530
Ono Finance PLC, Exp. 5/31/09 (4)(5)	9,690	295,545
Ono Finance PLC, Exp. 5/31/09 (4)(5)	EUR 3,390	114,643
		$642,718
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	25,351	152,107
		$152,107
Technology — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	5,660	57
		$57

Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08 (3)(5)	5,070	$2,422,993
		$2,422,993
Total Warrants (identified cost $1,070,114)		$3,217,875

Short-Term Investments — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$27,422	$27,422,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $28,922,000)		$28,922,000
Total Investments — 98.0% (identified cost $1,032,545,574)		$1,053,848,934
Other Assets, Less Liabilities — 2.0%		$21,323,033
Net Assets—100.0%		$1,075,171,967

EUR	—	Euro
PIK	—	Payment In Kind.
(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial banks.

(2)		Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $236,116,363 or 22.0% of the Fund’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Non-income producing security.
(6)		Restricted security.

A summary of financial instruments at July 31, 2006 is as follows:

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
19,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 3/28/2006 to pay 3.00% per year times the notional amount. In exchange for that periodic payment, upon a default event by an entity contained in the Dow Jones CDX.NA.HY.B.6 Index, JP Morgan Chase Bank agrees to pay the Portfolio $9,500,000 with respect to each defaulting entity. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the defaulting entity contained in the Dow Jones CDX.NA.HY.B.6 Index to JP Morgan Chase Bank.	$68,044
1,900,000 USD	6/20/2013	Agreement with JP Morgan Chase Bank dated 6/8/2006 to pay 2.32% per year times the notional amount. In exchange for that periodic payment, upon a default event by Jones Apparel Group, Inc., JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Jones Apparel Group, Inc. to JP Morgan Chase Bank.	$(41,189)
1,900,000 USD	6/20/2013	Agreement with Morgan Stanley Capital Services, Inc. dated 6/7/2006 to pay 2.35% per year times the notional amount. In exchange for that periodic payment, upon a default event by Jones Apparel Group, Inc., Morgan Stanley Capital Services, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Jones Apparel Group, Inc. to Morgan Stanley Capital Services Inc.	$(44,180)

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,035,759,926
Gross unrealized appreciation	$35,607,648
Gross unrealized depreciation	(17,518,640)
Net unrealized appreciation	$18,089,008

Restricted Securities

At July 31, 2006, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	$ 0(1)	$152,107

(1)          Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	September 26, 2006

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer and Principal Financial Officer

Date:	September 26, 2006